Financial Risk Management - Summary of Sensitivity Analysis of the Company Financial Assets and Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		$ 92,193
Financial liabilities	$ (784,533)		$ (693,099)	$ (437,238)
Net liability position		(150,388)
Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(1,037,155)	(27,117)	(891,611)	(586,875)
Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities		(215,464)
Cash and cash equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets		81,530
Trade receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	997,370	$ 10,663	$ 607,544	$ 159,196
Peso amounts at exchange rate of Ps. 19.7354 [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,819,453
Net liability position	(2,967,971)
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(535,166)
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,252,258)
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Cash and cash equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,609,022
Peso amounts at exchange rate of Ps. 19.7354 [Member] | Trade receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	210,431
Exchange rate would depreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	2,001,393
Net liability position	(3,264,764)
Exchange rate would depreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(588,681)
Exchange rate would depreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(4,677,476)
Exchange rate would depreciate 10% [Member] | Cash and cash equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,769,920
Exchange rate would depreciate 10% [Member] | Trade receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	231,473
Exchange rate would appreciate 10% [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,654,049
Net liability position	(2,698,161)
Exchange rate would appreciate 10% [Member] | Accounts payable [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(486,515)
Exchange rate would appreciate 10% [Member] | Bank loans [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial liabilities	(3,865,695)
Exchange rate would appreciate 10% [Member] | Cash and cash equivalents [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	1,462,749
Exchange rate would appreciate 10% [Member] | Trade receivables [Member]
Disclosure Of Financial Assets And Liabilities Exchange Rate [Line Items]
Financial assets	$ 191,300